COMMITMENTS AND CONTINGENCIES (Details)				3 Months Ended	12 Months Ended
	Dec. 08, 2021 USD ($) shares	Dec. 01, 2021 USD ($) period	Jun. 13, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Nov. 28, 2021 $ / shares	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Loss contingency, estimate of possible loss				$ 1,399,000	$ 1,399,000		$ 1,399,000
Service agreements, term			5 years
Number of shares issued (in shares) | shares	3,250,000		3,250,000
Share price (in dollars per share) | $ / shares			$ 10.00			$ 7.00
Amount due	$ 15,000,000
Palantir Technologies Inc
Loss Contingencies [Line Items]
Master Subscription Agreement, contractual amount	$ 20,000,000		$ 20,000,000
Service agreements, term			5 years
Service agreement prepayment				$ 15,000,000	$ 4,000,000
Palantir Technologies Inc | Common stock, par value $0.0001
Loss Contingencies [Line Items]
Conversion ratio				1
Palantir Technologies Inc | Private Placement | Common stock, par value $0.0001
Loss Contingencies [Line Items]
Number of shares issued (in shares) | shares			2,000,000
Share price (in dollars per share) | $ / shares			$ 10.00
Aggregate consideration			$ 20,000,000
Google LLC | Google Cloud Platform
Loss Contingencies [Line Items]
Number of commitment periods		3			3
Term of other commitment		12 months			12 months
Commitment first year		$ 2,000,000		$ 2,800,000	$ 2,000,000
Commitment second year		4,500,000
Commitment third year		$ 8,500,000
Other commitment				$ 14,360,000	$ 15,000,000